As filed with the Securities and Exchange Commission on November 12, 2019
1933 Act Registration File No. 333-40128
1940 Act File No. 811-09997

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	88	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	90	[	X	]
(Check appropriate box or boxes.)

BAIRD FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (414) 765-3500
Charles M. Weber, Esq.
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and Address of Agent for Service)
Copy to:

Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On November 15, 2019 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 87 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on August 30, 2019 and pursuant to Rule 485(a)(2) would have become effective on November 13, 2019.

This Post-Effective Amendment No. 88 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 15, 2019 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 88 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 88 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 88 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on November 12, 2019.

BAIRD FUNDS, INC.
Registrant

By: /s/ Mary Ellen Stanek
Mary Ellen Stanek
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 88 to its Registration Statement has been signed below on November 12, 2019 by the following persons in the capacities indicated.

Signature	Title

/s/ Mary Ellen Stanek	President (Principal Executive Officer)
Mary Ellen Stanek

/s/ Heidi L. Schneider Heidi L. Schneider	Treasurer (Principal Financial and Accounting Officer)

/s/ John W. Feldt*	Director
John W. Feldt

/s/ Darren R. Jackson*	Director
Darren R. Jackson

/s/ Cory L. Nettles*	Director
Cory L. Nettles

/s/ Marlyn J. Spear*	Director
Marlyn J. Spear

/s/ Frederick P. Stratton, Jr.*	Director
Frederick P. Stratton, Jr.

*By: /s/ Mary Ellen Stanek
Mary Ellen Stanek President and Attorney-In-Fact